Segment and corporate information	3 Months Ended
Mar. 31, 2020
Segment and corporate information
Segment and corporate information

10.    Segment and corporate information

The Company’s operating segments are the North America Segment, the EMEA Segment, the Asia-Pacific Segment and the Latin America Segment. The operating segments are determined based upon how the Company manages its businesses with geographical responsibilities. All segments are primarily engaged in providing health care services and the distribution of products and equipment for the treatment of ESRD and other extracorporeal therapies.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue, operating income and operating income margin. The Company does not include income taxes as it believes this is outside the segments’ control. Financing is a corporate function, which the Company’s segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measurement. Similarly, the Company does not allocate certain costs, which relate primarily to certain headquarters’ overhead charges, including accounting and finance, because the Company believes that these costs are also not within the control of the individual segments. Production of products, production asset management, quality management and procurement related to production are centrally managed. Products transferred to the segments are transferred at cost; therefore, no internal profit is generated. The associated internal revenue for the product transfers and their elimination are recorded as corporate activities. Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations. The Company’s global research and development as well as its Global Medical Office (as of January 1, 2020), which seeks to standardize medical treatments and clinical processes within the Company, are also centrally managed. These corporate activities (“Corporate”) do not fulfill the definition of a segment according to IFRS 8, Operating Segments. In addition, certain revenues, investments and intangible assets, as well as any related expenses, are not allocated to a segment but are accounted for as Corporate.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2020 and 2019 is set forth below:

Segment and corporate information

in € THOUS

	North		Asia-	Latin
	America	EMEA	Pacific	America	Total
	Segment	Segment	Segment	Segment	Segment	Corporate	Total
Three months ended March 31, 2020
Revenue from contracts with customers	3,102,277	672,494	431,936	167,262	4,373,969	11,965	4,385,934
Other revenue external customers	83,946	6,252	10,958	706	101,862	—	101,862
Revenue external customers	3,186,223	678,746	442,894	167,968	4,475,831	11,965	4,487,796
Inter-segment revenue	7,175	1,313	4	121	8,613	(8,613)	—
Revenue	3,193,398	680,059	442,898	168,089	4,484,444	3,352	4,487,796
Operating income	463,411	101,054	76,809	6,857	648,131	(93,001)	555,130
Interest							(104,219)
Income before income taxes							450,911
Depreciation and amortization	(256,629)	(45,975)	(25,959)	(8,712)	(337,275)	(62,399)	(399,674)
Impairment loss	(999)	(14)	—	—	(1,013)	—	(1,013)
Income (loss) from equity method investees	21,050	(1,662)	950	71	20,409	—	20,409
Total assets	22,761,436	3,824,691	2,774,610	872,778	30,233,515	3,838,912	34,072,427
thereof investment in equity method investees	425,139	166,369	100,723	24,911	717,142	—	717,142
Additions of property, plant and equipment, intangible assets and right of use assets	359,866	45,173	45,290	17,167	467,496	75,785	543,281

Three months ended March 31, 2019
Revenue from contracts with customers	2,826,212	635,800	411,603	160,601	4,034,216	4,168	4,038,384
Other revenue external customers	60,564	16,813	15,971	825	94,173	—	94,173
Revenue external customers	2,886,776	652,613	427,574	161,426	4,128,389	4,168	4,132,557
Inter-segment revenue	576	1	234	65	876	(876)	—
Revenue	2,887,352	652,614	427,808	161,491	4,129,265	3,292	4,132,557
Operating income	372,394	137,776	94,702	11,395	616,267	(79,717)	536,550
Interest							(107,848)
Income before income taxes							428,702
Depreciation and amortization	(228,735)	(46,973)	(22,601)	(8,363)	(306,672)	(55,704)	(362,376)
Income (loss) from equity method investees	21,362	(1,317)	(294)	282	20,033	—	20,033
Total assets	21,513,220	4,232,196	2,669,344	821,984	29,236,744	3,116,460	32,353,204
thereof investment in equity method investees	332,184	177,658	96,641	23,956	630,439	—	630,439
Additions of property, plant and equipment, intangible assets and right of use assets	188,150	47,114	13,743	14,783	263,790	73,487	337,277